Contingent liability (Details Narrative) - Dec. 31, 2025	USD ($)	SGD ($)
Performance Guarantee [Member]
Loss Contingencies [Line Items]
Performance guarantee	$ 29,393	$ 37,796
Rental Deposit [Member]
Loss Contingencies [Line Items]
Rental deposit	$ 55,992	$ 72,000